Condensed Consolidated Interim Statements of Financial Position - CAD ($)	Mar. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 19,576,902	$ 23,075,713
Receivables	1,951,445	1,407,127
Inventory	3,365,173	3,390,822
Notes receivable	967,766	190,170
Prepaids	3,352,552	5,494,877
Total current assets	29,213,838	33,558,709
Non-current Assets
Goodwill	5,886,233	5,940,409
Equipment	293,179	297,043
Intangible assets	544,424	593,901
Investments	257,817	291,066
Notes receivable	961,721	964,006
Right of use asset	437,266	468,106
TOTAL ASSETS	37,594,478	42,113,240
Current Liabilities
Trade payables and accrued liabilities	668,988	799,139
Customer deposits	209,535	172,134
Deferred income	(4,330)	73,286
Loans payable	6,745	6,745
Derivative liability	6,790,862	5,560,002
Lease liability	115,269	110,481
Total current liabilities	7,787,069	6,721,787
Non-current Liabilities
Loans payable	86,161	86,572
Lease liability	348,198	378,642
TOTAL LIABILITIES	8,221,428	7,187,001
SHAREHOLDERS’ EQUITY
Share capital	81,159,345	81,038,365
Reserves – share-based payments	7,024,442	6,406,117
Accumulated deficit	(58,526,517)	(52,322,182)
Accumulated other comprehensive (loss)	(284,220)	(196,061)
TOTAL SHAREHOLDERS’ EQUITY	29,373,050	34,926,239
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 37,594,478	$ 42,113,240